Segmented information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 30,042	$ 4,511
Cost of goods sold	10,027	936
Gross margin	20,015	3,575
Gross margin %	67.00%	79.00%
Europe [Member]
Revenue	14,308	1,897
Cost of goods sold	5,037	622
Gross margin	9,271	1,275
Gross margin %	65.00%	67.00%
Rest Of World [Member]
Revenue	15,734	2,614
Cost of goods sold	4,990	314
Gross margin	$ 10,744	$ 2,300
Gross margin %	68.00%	88.00%